Loans and advances to customers - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 848,915	€ 790,470	€ 790,848
Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 837,802
Without considering the Public Administration | Standard & Poors AAA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	5.40%
Without considering the Public Administration | Standard & Poors AA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	14.20%
Without considering the Public Administration | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	19.70%
Without considering the Public Administration | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	26.70%
Without considering the Public Administration | Standard & Poors below BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	34.10%
Rest of World | Public sector | Standard & Poors AAA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	9.50%
Rest of World | Public sector | Standard & Poors AA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	50.00%
Rest of World | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	0.90%
Rest of World | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	36.00%
Rest of World | Public sector | Standard & Poors below BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	3.70%
Financial instruments credit-impaired | Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 801,640
Gross carrying amount | Fixed interest rate
Loans And Advances To Customers Line Items
Loans and advances to customers	447,788	417,448	407,026
Gross carrying amount | Floating interest rate
Loans And Advances To Customers Line Items
Loans and advances to customers	425,061	397,415	410,339
Gross carrying amount | Spain
Loans And Advances To Customers Line Items
Loans and advances to customers	227,446	161,372	167,856
Gross carrying amount | Spain | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Loans and advances to customers	16,470	14,127	13,993
Gross carrying amount | European Union (excluding Spain)
Loans And Advances To Customers Line Items
Loans and advances to customers	390,536	379,666	401,315
Gross carrying amount | United States and Puerto Rico
Loans And Advances To Customers Line Items
Loans and advances to customers	75,777	87,318	88,737
Gross carrying amount | Other OECD countries
Loans And Advances To Customers Line Items
Loans and advances to customers	74,463	74,157	69,519
Gross carrying amount | Latin America (non-OECD)
Loans And Advances To Customers Line Items
Loans and advances to customers	88,302	93,207	77,519
Gross carrying amount | Rest of World
Loans And Advances To Customers Line Items
Loans and advances to customers	16,325	19,143	12,419
Gross carrying amount | Rest of World | Public sector
Loans And Advances To Customers Line Items
Loans and advances to customers	18,577	16,483	7,772
Gross carrying amount | Loans and advances - Customers
Loans And Advances To Customers Line Items
Loans and advances to customers	872,849	814,863	817,365
Gross carrying amount | Commercial credit
Loans And Advances To Customers Line Items
Loans and advances to customers	29,287	23,894	18,486
Gross carrying amount | Secured loans
Loans And Advances To Customers Line Items
Loans and advances to customers	473,936	454,677	481,221
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers Line Items
Loans and advances to customers	18,864	16,609	12,022
Gross carrying amount | Other term loans
Loans And Advances To Customers Line Items
Loans and advances to customers	257,441	232,288	217,829
Gross carrying amount | Finance lease loans
Loans And Advances To Customers Line Items
Loans and advances to customers	28,511	25,357	22,900
Gross carrying amount | Receivable on demand
Loans And Advances To Customers Line Items
Loans and advances to customers	6,721	8,102	8,504
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers Line Items
Loans and advances to customers	21,809	21,363	20,270
Gross carrying amount | Financial instruments credit-impaired
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 36,280	€ 32,573	€ 36,133